CONSOLIDATED BALANCE SHEETS $ in Millions	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 6,459,702	$ 72,965
Accounts receivable, net	1,472,258	137,550
Due from a related party		14,966
Loans receivable		2,750,078
Prepaid expenses and other current assets	2,655,332	721,817
Total current assets	10,587,292	3,697,376
Property and equipment, net	49,029	49,378
Intangible assets, net	428,759
Investment deposit for life insurance contract	1,277,514
TOTAL ASSETS	12,342,594	3,746,754
CURRENT LIABILITIES
Deferred revenue	415,392	547,235
Taxes payable	669,069	861,683
Due to related parties		31,366
Accrued expenses and other current liabilities	56,928	291,679
Total current liabilities	1,141,389	1,731,963
STOCKHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 100,0000,000 shares authorized, 37,074,672 shares and 35,000,000 shares issued and outstanding as of July 31, 2019 and 2018, respectively	37,075	35,000
Additional paid-in capital	9,492,893	720,139
Statutory reserve	355,912	278,836
Retained earnings	1,391,040	1,038,889
Accumulated other comprehensive loss	(75,715)	(58,073)
Total stockholders' equity	11,201,205	2,014,791
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,342,594	$ 3,746,754